INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Federal net operating losses	$ 149,536	$ 252,483
Income tax examination, description	Since August 1, 2015, Sheng Ying Xin was classified as a general taxpayer with VAT of 6%. Kashgar Sheng Ying Xin is subject VAT of 4.5% (75% of general taxpayer’s rate of 6%), which is a tax holiday for enterprises established in Kashgar. Both FuhuiSZ and Anytrust are general taxpayers and subject to a 6% VAT rate. Yingda Xincheng was classified as a small-scale taxpayer and the VAT is at 3%. Furthermore, VAT payable of these four companies are subject to a 12% surtax, which includes urban maintenance and construction taxes and additional education fees.
Freight App Inc [Member]
Nondeductible tax expenses	21.00%
Federal net operating losses	$ 22,135,733	$ 12,892,095
Net operating losses expiration, description	NOLs expire from 2035 to 2037
Income tax examination, description	the 2017-2020 remain open to examination as the statute of limitations has not yet expired.